Long - Term Debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Other financial liabilities	$ 151,584
Less: Deferred finance costs, net	(8,495)	$ (8,046)
Add: Deferred finance costs, current portion	2,739	2,532
Financial Liabilities Net [Member]
Lessee, Lease, Description [Line Items]
Other financial liabilities	151,584	160,912
Less: Deferred finance costs, net	(1,649)	(1,988)
Total other financial liabilities, net	149,935	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	312	338
Other financial liabilities, net of current portion and deferred finance costs	$ 140,919	$ 149,934